iShares®

iShares Trust

Supplement dated May 15, 2013

to the Prospectuses and Statements of Additional

Information (“SAI”) for the iShares Core MSCI EAFE ETF, iShares

Core MSCI Total International Stock ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares FTSE NAREIT Real Estate 50 Index Fund, iShares FTSE NAREIT Residential Plus Capped Index Fund, iShares High Dividend Equity Fund, iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Multi-Asset Income Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund, iShares Morningstar Small Value Index Fund, iShares MSCI All Country Asia ex Japan Small Cap Index Fund, iShares MSCI India Small Cap Index Fund, iShares MSCI KLD 400 Social Index Fund, iShares MSCI USA ESG Select Social Index Fund, iShares MSCI USA Minimum Volatility Index Fund, iShares Nasdaq Biotechnology Index Fund, iShares NYSE 100 Index Fund, iShares NYSE Composite Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 3000 Growth

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

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Index Fund, iShares Russell 3000 Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Value Index Fund, iShares Russell Top 200 Growth Index Fund, iShares Russell Top 200 Index Fund, iShares Russell Top 200 Value Index Fund, iShares S&P 100 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares S&P Aggressive Allocation Fund, iShares S&P Conservative Allocation Fund, iShares S&P Growth Allocation Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P Moderate Allocation Fund, iShares S&P North American Technology Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund, iShares S&P Target Date 2040 Index Fund, iShares S&P Target Date 2045 Index Fund, iShares S&P Target Date 2050 Index Fund, iShares S&P Target Date Retirement Income Index Fund and iShares S&P U.S. Preferred Stock Index Fund (each a “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with each Prospectus and SAI.

Effective May 15, 2013, the Standard Creation/Redemption Transaction Fee for each Fund is as follows:

Fund	Standard Creation/Redemption Transaction Fee
iShares Core MSCI EAFE ETF	$15,000
iShares Core MSCI Total International Stock ETF	$15,000
iShares Core S&P 500 ETF	$1,250
iShares Core S&P Mid-Cap ETF	$1,000
iShares Core S&P Small-Cap ETF	$1,500
iShares Core S&P Total U.S. Stock Market ETF	$3,000
iShares Dow Jones Transportation Average Index Fund	$250
iShares Dow Jones U.S. Aerospace & Defense Index Fund	$250

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

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Fund	Standard Creation/Redemption Transaction Fee
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$250
iShares Dow Jones U.S. Broker-Dealers Index Fund	$250
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$300
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$450
iShares Dow Jones U.S. Energy Sector Index Fund	$250
iShares Dow Jones U.S. Financial Sector Index Fund	$650
iShares Dow Jones U.S. Financial Services Index Fund	$300
iShares Dow Jones U.S. Healthcare Providers Index Fund	$250
iShares Dow Jones U.S. Healthcare Sector Index Fund	$300
iShares Dow Jones U.S. Home Construction Index Fund	$250
iShares Dow Jones U.S. Index Fund	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$600
iShares Dow Jones U.S. Insurance Index Fund	$250
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	$250
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	$250
iShares Dow Jones U.S. Pharmaceuticals Index Fund	$250
iShares Dow Jones U.S. Real Estate Index Fund	$250
iShares Dow Jones U.S. Regional Banks Index Fund	$250
iShares Dow Jones U.S. Technology Sector Index Fund	$350
iShares Dow Jones U.S. Utilities Sector Index Fund	$250
iShares FTSE NAREIT Real Estate 50 Index Fund	$250
iShares FTSE NAREIT Residential Plus Capped Index Fund	$250
iShares High Dividend Equity Fund	$250
iShares Morningstar Large Core Index Fund	$250
iShares Morningstar Large Growth Index Fund	$250
iShares Morningstar Large Value Index Fund	$250
iShares Morningstar Multi-Asset Income Index Fund	$250
iShares Morningstar Small Core Index Fund	$650

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

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Fund	Standard Creation/Redemption Transaction Fee
iShares Morningstar Small Growth Index Fund	$600
iShares Morningstar Small Value Index Fund	$600
iShares MSCI All Country Asia ex Japan Small Cap Index Fund	$15,000
iShares MSCI India Small Cap Index Fund	$6,900
iShares MSCI KLD 400 Social Index Fund	$1,000
iShares MSCI USA ESG Select Social Index Fund	$350
iShares MSCI USA Minimum Volatility Index Fund	$300
iShares Nasdaq Biotechnology Index Fund	$300
iShares NYSE 100 Index Fund	$250
iShares NYSE Composite Index Fund	$3,000
iShares Russell 1000 Growth Index Fund	$1,450
iShares Russell 1000 Index Fund	$2,500
iShares Russell 1000 Value Index Fund	$1,750
iShares Russell 2000 Growth Index Fund	$2,800
iShares Russell 2000 Index Fund	$3,000
iShares Russell 2000 Value Index Fund	$3,000
iShares Russell 3000 Growth Index Fund	$3,000
iShares Russell 3000 Index Fund	$3,000
iShares Russell 3000 Value Index Fund	$3,000
iShares Russell Microcap Index Fund	$3,000
iShares Russell Midcap Growth Index Fund	$1,150
iShares Russell Midcap Index Fund	$2,000
iShares Russell Midcap Value Index Fund	$1,400
iShares Russell Top 200 Growth Index Fund	$300
iShares Russell Top 200 Index Fund	$500
iShares Russell Top 200 Value Index Fund	$300
iShares S&P 100 Index Fund	$250
iShares S&P 500 Growth Index Fund	$700
iShares S&P 500 Value Index Fund	$900
iShares S&P Aggressive Allocation Fund	$250

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

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Fund	Standard Creation/Redemption Transaction Fee
iShares S&P Conservative Allocation Fund	$250
iShares S&P Growth Allocation Fund	$250
iShares S&P MidCap 400 Growth Index Fund	$550
iShares S&P MidCap 400 Value Index Fund	$700
iShares S&P Moderate Allocation Fund	$250
iShares S&P North American Technology Sector Index Fund	$650
iShares S&P North American Technology-Multimedia Networking Index Fund	$250
iShares S&P SmallCap 600 Growth Index Fund	$900
iShares S&P SmallCap 600 Value Index Fund	$1,100
iShares S&P Target Date 2010 Index Fund	$250
iShares S&P Target Date 2015 Index Fund	$250
iShares S&P Target Date 2020 Index Fund	$250
iShares S&P Target Date 2025 Index Fund	$250
iShares S&P Target Date 2030 Index Fund	$250
iShares S&P Target Date 2035 Index Fund	$250
iShares S&P Target Date 2040 Index Fund	$250
iShares S&P Target Date 2045 Index Fund	$250
iShares S&P Target Date 2050 Index Fund	$250
iShares S&P Target Date Retirement Income Index Fund	$250
iShares S&P U.S. Preferred Stock Index Fund	$750

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-SU-26T

PLEASE RETAIN THIS SUPPLEMENT

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